SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS - (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of changes in accounting estimates [abstract]
Hypothetical scenario increase decrease in estimated cost percentage	10.00%
Estimation of revenue recognition decreased	$ 154.9
Estimation of revenue recognition increased	$ 146.7